GOLDMAN SACHS TRUST
Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the
Goldman Sachs Core Fixed Income Fund,
Goldman Sachs Global Core Fixed Income Fund and
Goldman Sachs Income Fund
(the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”)
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s principal investment strategy. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective.
The Goldman Sachs Core Fixed Income Fund and Goldman Sachs Global Core Fixed Income Fund each currently has a non‑fundamental policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities (“80% Policy”). On the Effective Date, the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Global Core Fixed Income Fund’s 80% Policies will be revised to reflect that each Fund will invest, under normal circumstances, at least 80% of its Net Assets in “core fixed income securities.” For purposes of each Fund’s 80% Policy, the core fixed income securities universe will be revised to include fixed income securities that are rated investment grade (i.e., securities rated BBB‑, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
Additionally, on the Effective Date, the Goldman Sachs Income Fund will adopt an 80% Policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities.
Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Core Fixed Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Core Fixed Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in core fixed income securities. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB‑, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
The eighth paragraph under the Goldman Sachs Core Fixed Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Core Fixed Income Fund’s Summary Prospectuses is deleted in its entirety.
The following replaces in its entirety the first paragraph under the Goldman Sachs Global Core Fixed Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Global Core Fixed Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in core fixed income securities of U.S. and foreign issuers. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non‑hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will:

⬛	Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars

⬛	Have investments economically tied to at least three countries, including the United States

⬛
Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations

Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB‑, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).

The eighth paragraph under the Goldman Sachs Global Core Fixed Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Global Core Fixed Income Fund’s Summary Prospectuses is deleted in its entirety.
The following replaces in its entirety the first two paragraphs under the Goldman Sachs Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities. Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non‑U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.
The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non‑investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.
The following replaces in its entirety the first paragraph of the “Investment Management Approach—Principal Investment Strategies—Core Fixed Income Fund” section in the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in core fixed income securities. Fixed income securities include U.S. Government Securities, including Agency Mortgage-Backed Securities, corporate debt securities, Private Mortgage-Backed Securities and asset-backed securities (including CLOs). The Fund may also invest in custodial receipts, Municipal Securities and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB‑, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality). Shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.
The following replaces in its entirety the first paragraph of the “Investment Management Approach—Principal Investment Strategies—Global Core Fixed Income Fund” section in the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in core fixed income securities of U.S. and foreign issuers. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non‑hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will:

⬛	Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars

⬛	Have investments economically tied to at least three countries, including the United States

⬛
Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations.

Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB‑, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
The following replaces in its entirety the first two paragraphs of the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Income Fund” section in the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed income securities. Fixed income securities include U.S. Government securities, including Agency Mortgage-Backed Securities (such as U.S. Treasury securities or Treasury inflation protected securities), non‑U.S. sovereign debt, agency securities, corporate debt securities, Mortgage-Backed Securities, asset-backed securities (including CLOs), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) Senior Loans, (b) Second Lien Loans and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.
The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non‑investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.

The following is added after the first paragraph of the “Investment Management Approach—Principal Investment Strategies—All Funds” section in the Prospectuses:
For purposes of the Fund’s policy to invest at least 80% of its Net Assets in fixed income securities, fixed income securities may include: securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), municipal securities, corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non‑investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. Fixed Income securities also include investments in affiliated and unaffiliated investment companies including ETFs that invest in fixed income securities.
The following replaces in its entirety the first paragraph under the “Investment Objectives and Policies” section in the Funds’ SAI:
All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Short Duration Government Fund, Government Income Fund, U.S. Mortgages Fund, Core Fixed Income Fund, Bond Fund, Investment Grade Credit Fund, Global Core Fixed Income Fund, High Yield Fund, High Yield Floating Rate Fund, Emerging Markets Debt Fund, Emerging Markets Credit Fund, Inflation Protected Securities Fund, Short Duration High Yield Fund, Dynamic Bond Fund and Income Fund, shareholders will be provided with sixty days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in a Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”), in the particular type of investment suggested by its name. With respect to the Short Duration Tax‑Free Fund, Dynamic Municipal Income Fund and High Yield Municipal Fund, such Funds’ policies to invest at least 80% of their Net Assets in tax exempt and municipal investments, as applicable, are fundamental policies that may not be changed without shareholder approval. With respect to the Inflation Protected Securities Fund, as a matter of fundamental policy, under normal circumstances at least 80% of the Fund’s Net Assets will be invested in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non‑U.S. Government agencies and corporations (“CIPS”). Additional information about the Funds, their policies, and the investment instruments they may hold is provided below.
The seventh paragraph under the “Investment Objectives and Policies—Core Fixed Income Fund, Bond Fund and Short Duration Bond Fund” section in the Funds’ SAI is deleted in its entirety.
The following replaces in its entirety the second paragraph under the “Investment Objectives and Policies—Income Fund” section in the Funds’ SAI:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities. Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities), non‑U.S. sovereign debt, agency securities, corporate debt securities, Mortgage-Backed Securities, asset-backed securities (including CLOs), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

MSFISTRSTK 02‑25